497(j)

033-86464/811-08862

VIA EDGAR

May 3, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: A. G. Separate Account A

Western National Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 033-86464 and 811-08862

(ElitePlus Bonus Variable Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2011 for the A. G. Separate Account A ElitePlus Bonus Variable Annuity contains no changes from those submitted in Post-Effective Amendment No. 25 and Amendment No. 40 as filed electronically with the Securities and Exchange Commission on April 29, 2011, accession number 0000950123-11-042231

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Vice President, Deputy General Counsel and Secretary